Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
Entity Central Index Key	0000828806
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000029750 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier U.S. Government Money Portfolio
Class Name	Investor Class
Trading Symbol	FUGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier U.S. Government Money Portfolio (Investor Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 19,292,869,736
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 35,143,025
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$19,292,869,736
Total number of portfolio holdings	117
Total advisory fees paid	$35,143,025

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000400 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier U.S. Government Money Portfolio
Class Name	Institutional Class
Trading Symbol	IUGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier U.S. Government Money Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[2]
Net Assets	$ 19,292,869,736
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 35,143,025
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$19,292,869,736
Total number of portfolio holdings	117
Total advisory fees paid	$35,143,025

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000000397 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Investor Class
Trading Symbol	IMRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Investor Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[3]
Net Assets	$ 7,732,427,179
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,567,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,732,427,179
Total number of portfolio holdings	115
Total advisory fees paid	$11,567,558

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000029748 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Institutional Class
Trading Symbol	IPPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[4]
Net Assets	$ 7,732,427,179
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,567,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,732,427,179
Total number of portfolio holdings	115
Total advisory fees paid	$11,567,558

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000173346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Private Investment Class
Trading Symbol	IPTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Private Investment Class)	$49	0.48%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%	[5]
Net Assets	$ 7,732,427,179
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,567,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,732,427,179
Total number of portfolio holdings	115
Total advisory fees paid	$11,567,558

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000173345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Personal Investment Class
Trading Symbol	IPVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Personal Investment Class)	$75	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%	[6]
Net Assets	$ 7,732,427,179
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,567,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,732,427,179
Total number of portfolio holdings	115
Total advisory fees paid	$11,567,558

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000173347 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Reserve Class
Trading Symbol	IRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Reserve Class)	$107	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%	[7]
Net Assets	$ 7,732,427,179
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,567,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,732,427,179
Total number of portfolio holdings	115
Total advisory fees paid	$11,567,558

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)
C000173348 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Resource Class
Trading Symbol	IRCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Premier Portfolio (Resource Class)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%	[8]
Net Assets	$ 7,732,427,179
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,567,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,732,427,179
Total number of portfolio holdings	115
Total advisory fees paid	$11,567,558

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2024) Composition by maturity, in days (% of total investments)

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.